Property, plant and equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 389,276
Ending balance	366,823	$ 389,276
Land and buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	54,402
Ending balance	54,547	54,402
Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	91,544
Ending balance	79,711	91,544
Furniture, fixtures and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	54,561
Ending balance	54,943	54,561
Computer equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	188,769
Ending balance	177,622	188,769
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,107,827	1,091,151
Additions	108,524	158,390
Acquisitions - business combinations	1,378
Disposals/retirements	(143,361)	(160,682)
Foreign currency translation adjustment	28,932	18,968
Ending balance	1,103,300	1,107,827
Cost | Land and buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	81,381	77,371
Additions	6,032	1,933
Acquisitions - business combinations	0
Disposals/retirements	(10,236)	(167)
Foreign currency translation adjustment	3,353	2,244
Ending balance	80,530	81,381
Cost | Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	256,804	262,972
Additions	17,724	29,301
Acquisitions - business combinations	96
Disposals/retirements	(27,142)	(39,269)
Foreign currency translation adjustment	5,768	3,800
Ending balance	253,250	256,804
Cost | Furniture, fixtures and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	149,271	152,083
Additions	12,253	16,145
Acquisitions - business combinations	196
Disposals/retirements	(19,273)	(20,477)
Foreign currency translation adjustment	2,754	1,520
Ending balance	145,201	149,271
Cost | Computer equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	620,371	598,725
Additions	72,515	111,011
Acquisitions - business combinations	1,086
Disposals/retirements	(86,710)	(100,769)
Foreign currency translation adjustment	17,057	11,404
Ending balance	624,319	620,371
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(718,551)	(721,543)
Disposals/retirements	137,913	160,682
Foreign currency translation adjustment	(18,326)	(11,739)
Depreciation expense	134,818	143,365
Impairment loss	2,695	2,586
Ending balance	(736,477)	(718,551)
Accumulated depreciation | Land and buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(26,979)	(23,467)
Disposals/retirements	4,985	167
Foreign currency translation adjustment	(1,324)	(445)
Depreciation expense	2,550	3,234
Impairment loss	115	0
Ending balance	(25,983)	(26,979)
Accumulated depreciation | Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(165,260)	(170,647)
Disposals/retirements	26,945	39,269
Foreign currency translation adjustment	(4,284)	(3,022)
Depreciation expense	28,974	28,697
Impairment loss	1,966	2,163
Ending balance	(173,539)	(165,260)
Accumulated depreciation | Furniture, fixtures and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(94,710)	(101,302)
Disposals/retirements	19,273	20,477
Foreign currency translation adjustment	(1,368)	(787)
Depreciation expense	12,988	12,675
Impairment loss	465	423
Ending balance	(90,258)	(94,710)
Accumulated depreciation | Computer equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(431,602)	(426,127)
Disposals/retirements	86,710	100,769
Foreign currency translation adjustment	(11,350)	(7,485)
Depreciation expense	90,306	98,759
Impairment loss	149	0
Ending balance	$ (446,697)	$ (431,602)